UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Annual Report
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

									Tax
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12	5-31-12

Class A	9.33	4.24	4.45	9.33	23.06	54.61	3.03	3.03	5.20

Class B	8.67	4.01	4.23	8.67	21.71	51.26	2.43	2.33	4.17

Class C	12.56	4.33	4.06	12.56	23.60	48.85	2.43	2.33	4.17

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.86	1.61	1.61
Gross (%)	0.86	1.71	1.71

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	California Tax-Free Income Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	5-31-02	$15,126	$15,126	$16,922

Class C3	5-31-02	14,885	14,885	16,922

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 35% and state tax rate of 10.3%. Share classes will differ due to varying expenses.

3 No contingent deferred sales charge is applicable.

Annual report | California Tax-Free Income Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Many municipal bonds posted double-digit gains for the 12 months ended May 31, 2012, thanks to favorable supply and demand dynamics in the municipal market. Demand for municipal bonds returned to normal after declining in late 2010 and early 2011, while modest new issuance and early redemptions reduced the outstanding supply of municipal bonds. Another factor contributing to the strong performance of municipal bonds was lower volatility compared with other segments of the financial markets, which attracted investors given uneven economic growth in the U.S. and sovereign debt problems in Europe. Long-term municipal bonds (more than 20 years) generated the best returns, while lower-rated municipal bonds outperformed higher-quality securities. The state of California incorporated overly optimistic revenue projections into its budget for the 2012 fiscal year, and this led to mid-year budget adjustments to account for the lower-than-anticipated revenues. California faces a budget deficit of approximately $15 billion for the 2013 fiscal year, and the governor is putting two tax hike proposals on the November ballot in an effort to reduce the budget deficit through higher state tax revenues. If the ballot measures fail, deeper spending cuts in education and public safety will be enacted to close the budget gap. For the year ended May 31, 2012, John Hancock California Tax-Free Income Fund’s Class A shares posted a total return of 14.43%, excluding sales charges. By comparison, Morningstar, Inc.’s muni California long fund category produced an average return of 14.44%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 10.40%. The Fund’s greater interest-rate sensitivity, reflected in a higher percentage of long-term bonds and a substantial weighting in zero-coupon bonds (which pay no interest but are issued at a significant discount to their value at maturity), contributed favorably to performance during the period. In addition, the Fund had meaningful exposure to lower-rated credits (BBB or lower), and these securities outperformed their higher-quality counterparts during the reporting period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

If the Fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region.

8	California Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,081.80	$4.48

Class B	1,000.00	1,078.70	8.37

Class C	1,000.00	1,077.70	8.36

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | California Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,020.70	$4.34

Class B	1,000.00	1,017.00	8.12

Class C	1,000.00	1,017.00	8.12

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.86%, 1.61% and 1.61% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	California Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (28.4% of Net Assets on 5-31-12)[1,2]

Golden State Tobacco Securitization Corp., 5.000%, 6-1-35			5.1%

Santa Ana Financing Authority, 6.250%, 7-1-24			4.2%

New Haven Unified School District, Zero Coupon, 8-1-22			3.1%

San Bernardino County, 5.500%, 8-1-17			2.7%

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-15-36			2.6%

Commonwealth of Puerto Rico, 6.500%, 7-1-15			2.5%

State of California, 6.500%, 4-1-33			2.2%

California State Public Works Board, 5.000%, 12-1-19			2.0%

Inglewood Unified School District, 5.250%, 10-15-26			2.0%

California State Public Works Board, 5.500%, 6-1-18			2.0%

Sector Composition[1,3]

General Obligation Bonds	21.7%	Health Care	5.5%

Revenue Bonds		Water & Sewer	1.5%

Facilities	19.7%	Utilities	1.2%

Tobacco	12.4%	Pollution	0.8%

Transportation	11.9%	Other Revenue	16.3%

Education	7.5%	Short-Term Investments & Other	1.5%

Quality Composition[1,4]

AAA	4.4%

AA	19.4%

A	31.7%

BBB	27.3%

BB	0.8%

B	7.3%

Not Rated	7.6%

Short-Term Investments & Other	1.5%

1 As a percentage of net assets on 5-31-12.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | California Tax-Free Income Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 98.5%				$269,585,328

(Cost $248,943,051)

California 89.3%				244,274,004

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08-15-38	$1,000,000	1,053,730

ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08-01-39	1,000,000	1,172,920

Anaheim Certificates of Participation
Convention Center (D)(P)	11.389	07-16-23	2,000,000	2,016,920

Anaheim Public Financing Authority
Public Improvement Project, Series C (D)(Z)	Zero	09-01-18	3,000,000	2,447,550

Antioch Public Financing Authority, Series B	5.850	09-02-15	1,055,000	1,057,521

Belmont Community Facilities
Library Project, Series A (D)	5.750	08-01-24	1,000,000	1,229,810

California County Tobacco
Securitization Agency
Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,696,992

California County Tobacco
Securitization Agency
Kern County Corp., Series A	6.125	06-01-43	5,000,000	4,868,150

California County Tobacco
Securitization Agency
Public Improvements	5.250	06-01-21	4,590,000	4,278,247

California County Tobacco
Securitization Agency
Stanislaus Funding, Series A	5.500	06-01-33	850,000	802,536

California Educational Facilities Authority
College and University Financing Project	5.000	02-01-26	4,525,000	4,381,015

California Educational Facilities Authority
Woodbury University	5.000	01-01-25	1,800,000	1,807,272

California Educational Facilities Authority
Woodbury University	5.000	01-01-30	2,000,000	2,001,360

California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04-01-39	2,500,000	2,616,225

California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07-01-23	1,000,000	1,068,940

California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10-01-33	1,000,000	1,196,000

California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11-15-36	1,000,000	1,079,950

12	California Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

California Infrastructure & Economic
Development Bank California Independent
System Operator, Series A	6.250	02-01-39	$2,000,000	$2,200,400

California Infrastructure & Economic
Development Bank Performing Arts Center	5.000	12-01-27	500,000	537,280

California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11-01-23	2,000,000	2,170,700

California State Public Works Board
Department of Corrections, Series A (D)	5.000	12-01-19	5,000,000	5,547,400

California State Public Works Board
Department of Corrections, Series C	5.500	06-01-18	5,000,000	5,387,500

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	2,000,000	2,348,840

California State Public Works Board
Various Capital Project, Series A	5.000	04-01-37	1,000,000	1,059,710

California State University Revenue
College and University Revenue, Series A	5.250	11-01-34	1,000,000	1,119,680

California Statewide Communities
Development Authority American Baptist
Homes West	6.250	10-01-39	2,000,000	2,137,820

California Statewide Communities
Development Authority Senior Living of
Southern California	7.250	11-15-41	1,700,000	1,908,590

California Statewide Communities
Development Authority Thomas Jefferson
School of Law, Series A (S)	7.250	10-01-38	2,000,000	2,177,600

California Statewide Communities
Development Authority University of
California — Irvine	5.750	05-15-32	1,230,000	1,308,191

California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,461,750

California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05-01-37	4,000,000	3,938,800

Capistrano Unified School District
No. 90-2 Talega	5.875	09-01-23	500,000	511,040

Capistrano Unified School District
No. 90-2 Talega	6.000	09-01-33	750,000	761,093

Center Unified School District, Series C (D)(Z)	Zero	09-01-16	2,145,000	1,952,894

Cloverdale Community Development Agency	5.500	09-01-38	3,000,000	2,352,390

Contra Costa County Public Financing
Authority, Series A (D)	5.000	06-01-28	1,230,000	1,231,070

Corona Community Facilities District No. 97-2	5.875	09-01-23	1,035,000	1,038,767

East Side Union High School District-Santa
Clara County (D)	5.250	09-01-24	2,500,000	3,088,300

Folsom Public Financing Authority, Series B	5.125	09-01-26	1,000,000	1,013,000

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	6,615,000	3,128,829

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	30,000,000	7,222,500

Fresno Sewer Revenue, Series A–1 (D)	5.250	09-01-19	1,000,000	1,149,430

Fullerton Community Facilities District No: 1	6.200	09-01-32	1,000,000	1,005,700

Golden State Tobacco Securitization Corp.
Escrowed to Maturity, Series 2003 A–1	6.250	06-01-33	1,850,000	1,919,597

See notes to financial statements	Annual report | California Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

Golden State Tobacco Securitization Corp.
Series A (D)	5.000	06-01-35	$13,750,000	$14,037,650

Inglewood Unified School District (D)	5.250	10-15-26	5,000,000	5,481,350

Kern County, Capital Improvements Project,
Series A (D)	5.750	08-01-35	1,000,000	1,119,450

Laguna-Salada Union School District,
Series C (D)(Z)	Zero	08-01-26	1,000,000	525,770

Lancaster School District
School Improvements (D)(Z)	Zero	04-01-19	1,730,000	1,422,458

Lancaster School District
School Improvements (D)(Z)	Zero	04-01-22	1,380,000	968,650

Lee Lake Water District Community Facilities
District No: 2 Montecito Ranch	6.125	09-01-27	1,200,000	1,208,712

Long Beach Harbor Revenue, Series A, AMT	6.000	05-15-18	2,660,000	3,293,479

Long Beach Special Tax Community
Community Facilities, District 6	6.250	10-01-26	2,500,000	2,507,575

Los Angeles Community College District
2008 Election, Series A	6.000	08-01-33	4,000,000	4,777,040

Los Angeles Community Facilities District: No. 3
Cascades Business Park	6.400	09-01-22	655,000	658,406

M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11-01-39	2,500,000	3,095,600

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000,000	3,022,530

New Haven Unified School District, Series B (D)(Z)	Zero	08-01-22	14,200,000	8,356,558

Northern California Power Agency
California — Oregon Transportation Project,
Series A (D)	7.000	05-01-13	35,000	36,017

Orange County Improvement Bond Act 1915,
Series B	5.750	09-02-33	1,365,000	1,381,981

Oxnard Community Facilities District: No. 3
Seabridge	5.000	09-01-35	1,490,000	1,501,548

Paramount Unified School District, Series B (D)(Z)	Zero	09-01-25	4,735,000	2,712,208

Pasadena California Certificates Participation
Refunding Old Pasadena Parking
Facility Project	6.250	01-01-18	615,000	698,320

Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11-01-36	1,550,000	1,416,111

Riverside County Asset Leasing Corp.
Health, Hospital & Nursing Home
Improvements, Series A	6.500	06-01-12	355,000	355,000

San Bernardino County
Capital Facilities Project, Escrowed to
Maturity, Series B	6.875	08-01-24	350,000	495,296

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	6,910,000	7,259,784

San Bruno Park School District
School Improvements, Series B (D)(Z)	Zero	08-01-21	1,015,000	753,404

San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03-01-40	1,000,000	1,056,790

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	1,000,000	1,000,680

San Diego Redevelopment Agency
City Heights, Series A	5.800	09-01-28	1,395,000	1,395,628

14	California Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09-01-17	$1,600,000	$1,306,000

San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09-01-18	1,700,000	1,294,822

San Diego Unified School District, Election
of 1998, Series A (D)(Z)	Zero	07-01-21	2,500,000	1,830,700

San Francisco City & County Redevelopment
Agency Community Facilities, District No. 6,
Series A	6.000	08-01-25	2,500,000	2,505,950

San Francisco City & County Redevelopment
Agency Department of General Services
Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,250,638

San Francisco City & County Redevelopment
Agency Mission Bay South Redevelopment,
Series D	7.000	08-01-41	1,000,000	1,128,680

San Francisco City & County Redevelopment
Financing Authority Mission Bay South
Redevelopment, Series D	6.625	08-01-39	1,000,000	1,090,750

San Francisco City & County Redevelopment
Financing Authority San Francisco
Redevelopment Projects, Series B	6.625	08-01-39	700,000	803,131

San Francisco State Building Authority, Series A	5.000	10-01-13	925,000	945,489

San Joaquin County
County Administration Building (D)	5.000	11-15-29	2,965,000	3,116,393

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Escrowed
to Maturity (Z)	Zero	01-01-14	5,000,000	4,970,050

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Escrowed
to Maturity (Z)	Zero	01-01-22	6,500,000	5,310,630

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Series A	5.750	01-15-21	5,000,000	4,899,950

San Mateo County Joint Power Authority (D)	5.000	07-01-21	1,815,000	2,079,173

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	1,790,000	2,086,621

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-24	10,000,000	11,461,900

Santa Fe Springs Community Development
Commission Construction Redevelopment
Project, Series A (D)(Z)	Zero	09-01-20	1,275,000	893,686

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,143,220

State of California (D)	4.750	04-01-29	2,920,000	2,927,972

State of California	5.000	02-01-38	3,000,000	3,235,890

State of California	5.000	09-01-41	1,500,000	1,608,930

State of California	5.000	10-01-41	2,000,000	2,146,340

State of California Public Improvements	5.125	04-01-23	2,000,000	2,134,840

State of California Recreation Facilities
and School Improvements	6.500	04-01-33	5,000,000	6,080,600

State of California Water, Utility and
Highway Improvements	5.250	03-01-30	2,000,000	2,303,060

See notes to financial statements	Annual report | California Tax-Free Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

Torrance Hospital Revenue Torrance Memorial
Medical Center, Series A	5.500	06-01-31	$2,000,000	$2,002,240

Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01-01-29	1,000,000	1,156,700

Vallejo Sanitation & Flood Control District (D)	5.000	07-01-19	1,945,000	2,024,375

West Covina Redevelopment Agency
Fashion Plaza	6.000	09-01-22	3,000,000	3,543,270

Puerto Rico 9.2%				25,311,324

Commonwealth of Puerto Rico	6.500	07-01-15	6,000,000	6,797,520

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07-01-39	1,500,000	1,561,170

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	5,000,000	5,361,400

Commonwealth of Puerto Rico, Series A	5.375	07-01-33	1,250,000	1,284,825

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,750,000	2,071,178

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07-01-37	1,000,000	1,002,690

Puerto Rico Highway & Transportation
Authority Fuel Sales Tax Revenue, Series A (D)	5.000	07-01-38	80,000	79,995

Puerto Rico Highway & Transportation
Authority Prerefunded, Series Z (D)	6.250	07-01-14	940,000	1,055,018

Puerto Rico Highway & Transportation
Authority Unrefunded, Series Z (D)	6.250	07-01-14	2,310,000	2,515,983

Puerto Rico Industrial Tourist Education
Medical & Environment Authority
Hospital de la Concepcion	6.500	11-15-20	500,000	502,075

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	3,000,000	3,079,470

			Par value	Value
Short-Term Investments 0.4%				$940,000

(Cost $940,000)

Repurchase Agreement 0.4%

Repurchase Agreement with State Street Corp.
dated 5-31-12 at 0.010% to be repurchased
at $940,000 on 6-1-12, collateralized
by $960,000 Federal Home Loan Bank,
0.280% due 8-2-13 (valued at $960,900,
including interest)			940,000	940,000

Total investments (Cost $249,883,051)† 98.9%				$270,525,328

Other assets and liabilities, net 1.1%				$3,092,021

Total net assets 100.0%				$273,617,349

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

16	California Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	2.9%
Assured Guarantee Corp.	0.4%
Assured Guaranty Municipal Corp.	7.0%
California Mortgage Insurance	0.4%
Financial Guaranty Insurance Company	5.2%
National Public Finance Guarantee Insurance Company	20.0%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $248,027,299. Net unrealized appreciation aggregated $22,498,029, of which $23,705,345 related to appreciated investment securities and $1,207,316 related to depreciated investment securities.

The Fund has the following sector composition as a percentage of total net assets on 5-31-12:

General Obligation Bonds	21.7%
Revenue Bonds
Facilities	19.7%
Tobacco	12.4%
Transportation	11.9%
Education	7.5%
Health Care	5.5%
Water & Sewer	1.5%
Utilities	1.2%
Pollution	0.8%
Other Revenue	16.3%
Short-Term Investments & Other	1.5%

See notes to financial statements	Annual report | California Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $249,883,051)	$270,525,328
Cash	4,849
Receivable for fund shares sold	240,408
Interest receivable	3,607,736
Other receivables and prepaid expenses	46,181

Total assets	274,424,502

Liabilities

Payable for fund shares repurchased	280,208
Distributions payable	273,387
Payable to affiliates
Accounting and legal services fees	14,456
Transfer agent fees	15,216
Distribution and service fees	30,775
Trustees’ fees	30,309
Management fees	127,364
Other liabilities and accrued expenses	35,438

Total liabilities	807,153

Net assets

Paid-in capital	$252,711,716
Undistributed net investment income	318,753
Accumulated net realized gain (loss) on investments	(55,397)
Net unrealized appreciation (depreciation) on investments	20,642,277

Net assets	$273,617,349

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($242,565,291 ÷ 22,008,087 shares)	$11.02
Class B ($2,438,410 ÷ 221,123 shares)[1]	$11.03
Class C ($28,613,648 ÷ 2,596,201 shares)[1]	$11.02

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.54

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

18	California Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$14,246,377

Total investment income	14,246,377

Expenses

Investment management fees	1,446,307
Distribution and service fees	649,352
Accounting and legal services fees	55,875
Transfer agent fees	175,123
Trustees’ fees	19,621
State registration fees	15,852
Printing and postage	14,418
Professional fees	55,340
Custodian fees	38,664
Registration and filing fees	21,266
Other	18,405

Total expenses	2,510,223
Less expense reductions	(25,269)

Net expenses	2,484,954

Net investment income	11,761,423

Realized and unrealized gain (loss)

Net realized gain on investments	580,901
Change in net unrealized appreciation (depreciation) of investments	23,065,500

Net realized and unrealized gain	23,646,401

Increase in net assets from operations	$35,407,824

See notes to financial statements	Annual report | California Tax-Free Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$11,761,423	$12,617,886
Net realized gain (loss)	580,901	(433,348)
Change in net unrealized appreciation (depreciation)	23,065,500	(7,360,374)

Increase in net assets resulting from operations	35,407,824	4,824,164

Distributions to shareholders
From net investment income
Class A	(10,448,639)	(11,303,196)
Class B	(85,506)	(116,974)
Class C	(1,028,477)	(996,182)

Total distributions	(11,562,622)	(12,416,352)

From Fund share transactions	(2,231,172)	(18,961,638)

Total increase (decrease)	21,614,030	(26,553,826)

Net assets

Beginning of year	252,003,319	278,557,145

End of year	$273,617,349	$252,003,319

Undistributed net investment income	$318,753	$171,683

20	California Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Net investment income[2]	0.48	0.49	0.50	0.36	0.47	0.47
Net realized and unrealized gain (loss)
on investments	0.94	(0.26)	0.61	(0.65)	(0.25)	(0.32)
Total from investment operations	1.42	0.23	1.11	(0.29)	0.22	0.15
Less distributions
From net investment income	(0.47)	(0.48)	(0.49)	(0.36)	(0.46)	(0.47)
From net realized gain	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.47)	(0.48)	(0.49)	(0.37)	(0.47)	(0.47)
Net asset value, end of period	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61
Total return (%)[3]	14.43	2.29	11.69[4]	(2.63)[4,5]	2.18[4]	1.34[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$243	$224	$250	$248	$294	$304
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.85	0.91[6,7]	0.81	0.81
Expenses net of fee waivers	0.86	0.86	0.85	0.91[6,7]	0.81	0.81
Net investment income	4.56	4.79	4.97	5.10[7]	4.45	4.33
Portfolio turnover (%)	9	2	9	26	22	41

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
7 Annualized.

See notes to financial statements	Annual report | California Tax-Free Income Fund	21

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Net investment income[2]	0.40	0.40	0.41	0.30	0.38	0.38
Net realized and unrealized gain (loss)
on investments	0.95	(0.26)	0.61	(0.65)	(0.25)	(0.32)
Total from investment operations	1.35	0.14	1.02	(0.35)	0.13	0.06
Less distributions
From net investment income	(0.39)	(0.39)	(0.40)	(0.30)	(0.37)	(0.38)
From net realized gain	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.39)	(0.39)	(0.40)	(0.31)	(0.38)	(0.38)
Net asset value, end of period	$11.03	$10.07	$10.32	$9.70	$10.36	$10.61
Total return (%)[3]	13.67[4]	1.43	10.75[4]	(3.25)[4,5]	1.31[4]	0.48[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$4	$7	$10	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.71	1.70	1.76[6,7]	1.66	1.66
Expenses net of fee waivers	1.62	1.71	1.70	1.76[6,7]	1.66	1.66
Net investment income	3.79	3.92	4.12	4.25[7]	3.59	3.47
Portfolio turnover (%)	9	2	9	26	22	41

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
7 Annualized.

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Net investment income[2]	0.40	0.40	0.41	0.30	0.38	0.37
Net realized and unrealized gain (loss)
on investments	0.94	(0.26)	0.61	(0.65)	(0.25)	(0.31)
Total from investment operations	1.34	0.14	1.02	(0.35)	0.13	0.06
Less distributions
From net investment income	(0.39)	(0.39)	(0.40)	(0.30)	(0.37)	(0.38)
From net realized gain	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.39)	(0.39)	(0.40)	(0.31)	(0.38)	(0.38)
Net asset value, end of period	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61
Total return (%)[3]	13.56[4]	1.43	10.76[4]	(3.25)[4,5]	1.31[4]	0.48[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$29	$26	$25	$17	$14	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.71	1.70	1.76[6,7]	1.66	1.66
Expenses net of fee waivers	1.62	1.71	1.70	1.76[6,7]	1.66	1.66
Net investment income	3.79	3.95	4.11	4.22[7]	3.60	3.47
Portfolio turnover (%)	9	2	9	26	22	41

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
7 Annualized.

22	California Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock California Tax-Free Income Fund (the Fund) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as

Annual report | California Tax-Free Income Fund	23

determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

24	California Tax-Free Income Fund | Annual report

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,911,149 available to offset future net realized capital gains as of May 31, 2012.

The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31,		NO EXPIRATION DATE
2017	2018	SHORT-TERM	LONG-TERM

$1,568,548	$206,417	$136,184	—

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$122,283	$26,254
Exempt Interest	11,440,339	12,390,098

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $613,019 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and distributions payable.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual report | California Tax-Free Income Fund	25

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.475% of the next $1,000,000,000 and (d) 0.450% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

26	California Tax-Free Income Fund | Annual report

CLASS	12b-1 FEE

Class A	0.15%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees on Class B and Class C shares to 0.90% of the average daily net assets of each class of shares, until at least September 30, 2012, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these fee limitations amounted to $1,929 and $23,340 for Class B and Class C shares, respectively, for the year ended May 31, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $190,138 for the year ended May 31, 2012. Of this amount, $29,499 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $152,981 was paid as sales commissions to broker-dealers and $7,658 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $3,338 and $1,540 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$349,464	$155,149
Class B	23,048	1,534
Class C	276,840	18,440
Total	$649,352	$175,123

Annual report | California Tax-Free Income Fund	27

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and 2011 were as follows:

	Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,252,330	$23,781,930	2,511,173	$25,711,750
Distributions reinvested	680,924	7,213,593	622,083	6,293,174
Repurchased	(3,179,921)	(33,579,890)	(5,113,325)	(51,259,750)

Net decrease	(246,667)	($2,584,367)	(1,980,069)	($19,254,826)

Class B shares

Sold	61,476	$648,780	45,006	$465,460
Distributions reinvested	5,011	53,125	6,262	63,492
Repurchased	(69,935)	(730,853)	(205,460)	(2,089,449)

Net decrease	(3,448)	($28,948)	(154,192)	($1,560,497)

Class C shares

Sold	429,795	$4,520,556	613,432	$6,278,004
Distributions reinvested	47,072	498,358	43,816	443,179
Repurchased	(436,227)	(4,636,771)	(482,454)	(4,867,498)

Net increase	40,640	$382,143	174,794	$1,853,685

Net decrease	(209,475)	($2,231,172)	(1,959,467)	($18,961,638)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $23,069,972 and $26,265,657, respectively, for the year ended May 31, 2012.

28	California Tax-Free Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock California Tax-Free Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock California Tax-Free Income Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

Annual report | California Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

98.99% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

30	California Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | California Tax-Free Income Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

32	California Tax-Free Income Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | California Tax-Free Income Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

34	California Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | California Tax-Free Income Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	53A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective July 25, 2012, Gregory A. Russo is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to July 25, 2012, Stanley Martin was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock California Tax-Free Income Fund	$32,813	$28,038

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2012	May 31, 2011

John Hancock California Tax-Free Income Fund	$783	$347

Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended May 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock California Tax-Free Income Fund	$2,418	$2,303

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Fund	May 31, 2012	May 31, 2011

John Hancock California Tax-Free Income Fund	$199	$182

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Trust	May 31, 2012	May 31, 2011

John Hancock California Tax-Free Income Fund	$3,333,863	$1,911,447

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective July 25, 2012, the members of the audit committee are as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

Prior to July 25, 2012, the members of the audit committee were as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2012